Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALPS Variable Investment Trust
Entity Central Index Key	0001382990
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class I returned 9.11% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Conservative Blended Benchmark-1 (20% Equity), which returned 10.09% during the same period. The Portfolio underperformed the Blended Secondary Benchmark which returned 9.23% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market bonds (dollar denominated) and equities ranked high in the Portfolio's active return and exceeded the FTSE WGBI NonUSD Index and Morningstar Global Markets xUS Index in 2025.

  U.S. high yield, credit, and mortgage-backed securities exposures outperformed the Bloomberg US Universal Index during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

  Bond maturity and duration had an outsized impact on relative performance during 2025. The Portfolio's intermediate, or 5-10 year maturities segment outperformed short-term and long-term bonds during 2025. The Portfolio's short-term bond allocation and total bond market exposures underperformed the Bloomberg US Universal Index during 2025.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - Class I	9.11%	2.45%	3.76%
Conservative Blended Benchmark-1 (20% Equity)(a)	10.09%	2.05%	4.23%
Blended Secondary Benchmark(b)	9.23%	2.83%	4.64%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 31,097,760
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 101,943
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$31,097,760
Number of Portfolio Holdings	16
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$101,943

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	CETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class II returned 8.82% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Conservative Blended Benchmark-1 (20% Equity), which returned 10.09% during the same period. The Portfolio underperformed the Blended Secondary Benchmark which returned 9.23% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market bonds (dollar denominated) and equities ranked high in the Portfolio's active return and exceeded the FTSE WGBI NonUSD Index and Morningstar Global Markets xUS Index in 2025.

  U.S. high yield, credit, and mortgage-backed securities exposures outperformed the Bloomberg US Universal Index during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

  Bond maturity and duration had an outsized impact on relative performance during 2025. The Portfolio's intermediate, or 5-10 year maturities segment outperformed short-term and long-term bonds during 2025. The Portfolio's short-term bond allocation and total bond market exposures underperformed the Bloomberg US Universal Index during 2025.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - Class II	8.82%	2.19%	3.50%
Conservative Blended Benchmark-1 (20% Equity)(a)	10.09%	2.05%	4.23%
Blended Secondary Benchmark(b)	9.23%	2.83%	4.64%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 31,097,760
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 101,943
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$31,097,760
Number of Portfolio Holdings	16
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$101,943

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class I returned 11.94% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Income & Growth Blended Benchmark-1, which returned 12.98% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 11.42% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation - Class I	11.94%	4.68%	5.73%
Income and Growth Blended Benchmark-1(a)	12.98%	4.35%	6.38%
Blended Secondary Benchmark(b)	11.42%	5.71%	7.23%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 53,068,848
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 209,685
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$53,068,848
Number of Portfolio Holdings	19
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$209,685

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	IETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II returned 11.70% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Income & Growth Blended Benchmark-1, which returned 12.98% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 11.42% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation - Class II	11.70%	4.43%	5.46%
Income and Growth Blended Benchmark-1(a)	12.98%	4.35%	6.38%
Blended Secondary Benchmark(b)	11.42%	5.71%	7.23%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 53,068,848
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 209,685
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$53,068,848
Number of Portfolio Holdings	19
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$209,685

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class I returned 15.07% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Balanced Blended Benchmark-1, which returned 15.84% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 13.63% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - Class I	15.07%	6.89%	7.53%
Balanced Blended Benchmark-1(a)	15.84%	6.72%	8.50%
Blended Secondary Benchmark(b)	13.63%	8.55%	9.79%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 171,563,512
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 750,491
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$171,563,512
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$750,491

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	BETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class II returned 14.82% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Balanced Blended Benchmark-1, which returned 15.84% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 13.63% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - Class II	14.82%(a)	6.61%	7.25%
Balanced Blended Benchmark-1(b)	15.84%	6.72%	8.50%
Blended Secondary Benchmark(c)	13.63%	8.55%	9.79%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 171,563,512
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 750,491
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$171,563,512
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$750,491

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class I returned 18.15% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Growth Blended Benchmark-1 (80% Equity) which returned 18.60% during the same period. The Portfolio outperformed the Blended Secondary Benchmark which returned 15.80% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - Class I	18.15%	9.08%	9.32%
Growth Blended Benchmark-1 (80% Equity)(a)	18.60%	9.19%	10.58%
Blended Secondary Benchmark(b)	15.80%	11.44%	12.32%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 298,588,452
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 1,238,499
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$298,588,452
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,238,499

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	GETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class II returned 17.91% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Growth Blended Benchmark-1 (80% Equity) which returned 18.60% during the same period. The Portfolio outperformed the Blended Secondary Benchmark which returned 15.80% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - Class II	17.91%	8.82%	9.05%
Growth Blended Benchmark-1 (80% Equity)(a)	18.60%	9.19%	10.58%
Blended Secondary Benchmark(b)	15.80%	11.44%	12.32%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 298,588,452
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 1,238,499
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$298,588,452
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,238,499

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I returned 20.33% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1, which returned 20.61% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 17.36% during the same period. The Portfolio was last reallocated in May 2025 and reflected a mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - Class I	20.33%	10.82%	10.63%
Aggressive Growth Blended Benchmark-1(a)	20.61%	11.13%	12.17%
Blended Secondary Benchmark(b)	17.36%	13.68%	14.20%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 233,229,574
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 961,855
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$233,229,574
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$961,855

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	AGTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II returned 20.00% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1, which returned 20.61% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 17.36% during the same period. The Portfolio was last reallocated in May 2025 and reflected a mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - Class II	20.00%	10.55%	10.36%
Aggressive Growth Blended Benchmark-1(a)	20.61%	11.13%	12.17%
Blended Secondary Benchmark(b)	17.36%	13.68%	14.20%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 233,229,574
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 961,855
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$233,229,574
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$961,855

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
ALPS | Alerian Energy Infrastructure Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class I delivered a total return of 5.09% for the twelve-month period ended December 31, 2025. This compares to the Alerian Midstream Energy Select Total Return Index, which increased 6.58% on a total-return basis. Subsector performance varied, as three of the five subsectors in the Portfolio saw total returns above 10%, while the Liquefaction subsector experienced a decline of over 20% for the twelve-month period. The US oil benchmark declined 19.94% for the year, while natural gas prices were essentially flat for the year, up 1.46% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Petroleum, followed by Storage, which only includes one company. Within these subsectors, the four Canadian companies performed well, while other names benefitted from asset sales or tailwinds from strong dividend growth. Gathering & Processing and Pipeline Transportation | Natural Gas saw more muted gains in 2025, following total returns of ~50% in 2024. Of the five subsectors in the Portfolio, Liquefaction had the lowest total return for the period, down 22.39% driven by weakening global LNG supply-demand fundamentals and company-specific news.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio Class I - NAV	5.09%	22.54%	11.11%
Alerian Midstream Energy Select Total Return Index	6.58%	24.26%	12.70%
Bloomberg US 1000 Total Return Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 126,460,221
Holdings Count | shares	25
Advisory Fees Paid, Amount	$ 901,019
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$126,460,221
Number of Portfolio Holdings	25
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$901,019

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.63%
Energy Transfer LP	8.17%
Enterprise Products Partners LP	7.46%
The Williams Cos., Inc.	6.05%
Kinder Morgan, Inc.	5.12%
Plains GP Holdings LP	5.10%
TC Energy Corp.	5.06%
Cheniere Energy, Inc.	4.91%
Targa Resources Corp.	4.89%
MPLX LP	4.89%
Total % of Top 10 Holdings	60.28%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enbridge, Inc.	8.63%
Energy Transfer LP	8.17%
Enterprise Products Partners LP	7.46%
The Williams Cos., Inc.	6.05%
Kinder Morgan, Inc.	5.12%
Plains GP Holdings LP	5.10%
TC Energy Corp.	5.06%
Cheniere Energy, Inc.	4.91%
Targa Resources Corp.	4.89%
MPLX LP	4.89%
Total % of Top 10 Holdings	60.28%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS | Alerian Energy Infrastructure Portfolio | Class III
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class III
Trading Symbol	ALEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class III delivered a total return of 4.66% for the twelve-month period ended December 31, 2025. This compares to the Alerian Midstream Energy Select Total Return Index, which increased 6.58% on a total-return basis. Subsector performance varied, as three of the five subsectors in the Portfolio saw total returns above 10%, while the Liquefaction subsector experienced a decline of over 20% for the twelve-month period. The US oil benchmark declined 19.94% for the year, while natural gas prices were essentially flat for the year, up 1.46% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Petroleum, followed by Storage, which only includes one company. Within these subsectors, the four Canadian companies performed well, while other names benefitted from asset sales or tailwinds from strong dividend growth. Gathering & Processing and Pipeline Transportation | Natural Gas saw more muted gains in 2025, following total returns of ~50% in 2024. Of the five subsectors in the Portfolio, Liquefaction had the lowest total return for the period, down 22.39% driven by weakening global LNG supply-demand fundamentals and company-specific news.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio Class III - NAV	4.66%	22.06%	10.70%
Alerian Midstream Energy Select Total Return Index	6.58%	24.26%	12.70%
Bloomberg US 1000 Total Return Index*	17.51%	13.47%	14.55%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 126,460,221
Holdings Count | shares	25
Advisory Fees Paid, Amount	$ 901,019
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$126,460,221
Number of Portfolio Holdings	25
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$901,019

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.63%
Energy Transfer LP	8.17%
Enterprise Products Partners LP	7.46%
The Williams Cos., Inc.	6.05%
Kinder Morgan, Inc.	5.12%
Plains GP Holdings LP	5.10%
TC Energy Corp.	5.06%
Cheniere Energy, Inc.	4.91%
Targa Resources Corp.	4.89%
MPLX LP	4.89%
Total % of Top 10 Holdings	60.28%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enbridge, Inc.	8.63%
Energy Transfer LP	8.17%
Enterprise Products Partners LP	7.46%
The Williams Cos., Inc.	6.05%
Kinder Morgan, Inc.	5.12%
Plains GP Holdings LP	5.10%
TC Energy Corp.	5.06%
Cheniere Energy, Inc.	4.91%
Targa Resources Corp.	4.89%
MPLX LP	4.89%
Total % of Top 10 Holdings	60.28%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio | Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2025, the ALPS Global Opportunity Portfolio Class I increased by 1.55%. The Portfolio underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.18%.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  Lam Research Corporation – Artificial Intelligence (AI) driven

  Mutares SE & Co – active year of restructuring and divesting investments

  Swedish private equity strength - Investor AB, EQT AB, and OEM International

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  AI driven IT capital expenditure boom – S&P 500 Semiconductor & Equipment Index was up 46%

  Alternative asset manager stock weakness – anticipated mergers and acquisitions delayed until late fourth quarter 2025

  No exposure to banking industry stock strength from lowered interest rates

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class I - NAV	1.55%	6.62%	9.71%
Morningstar Developed Markets Index - NR*	21.18%	11.52%	11.79%
Red Rocks Global Listed Private Equity Index TR	7.43%	7.38%	10.19%
Morningstar Global Markets Mid Cap Index - NR	16.13%	7.61%	9.53%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 20,673,330
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 125,138
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$20,673,330
Number of Portfolio Holdings	49
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$125,138

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	4.95%
3i Group PLC	4.80%
Ares Management LP	4.67%
HgCapital Trust PLC	4.61%
Partners Group Holding AG	4.33%
Berkshire Hathaway, Inc.	4.25%
Apollo Global Management, Inc.	4.09%
Blackstone, Inc.	3.89%
Brederode SA	3.70%
TPG, Inc.	3.25%
Total % of Top 10 Holdings	42.54%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

KKR & Co., Inc.	4.95%
3i Group PLC	4.80%
Ares Management LP	4.67%
HgCapital Trust PLC	4.61%
Partners Group Holding AG	4.33%
Berkshire Hathaway, Inc.	4.25%
Apollo Global Management, Inc.	4.09%
Blackstone, Inc.	3.89%
Brederode SA	3.70%
TPG, Inc.	3.25%
Total % of Top 10 Holdings	42.54%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio | Class III
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class III
Trading Symbol	AVPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2025 to December 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2025, the ALPS Global Opportunity Portfolio Class III increased by 1.36%. The Portfolio underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.18%.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  Lam Research Corporation – Artificial Intelligence (AI) driven

  Mutares SE & Co – active year of restructuring and divesting investments

  Swedish private equity strength - Investor AB, EQT AB, and OEM International

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  AI driven IT capital expenditure boom – S&P 500 Semiconductor & Equipment Index was up 46%

  Alternative asset manager stock weakness – anticipated mergers and acquisitions delayed until late fourth quarter 2025

  No exposure to banking industry stock strength from lowered interest rates

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class III - NAV	1.36%	6.30%	9.36%
Morningstar Developed Markets Index - NR*	21.18%	11.52%	11.79%
Red Rocks Global Listed Private Equity Index TR	7.43%	7.38%	10.19%
Morningstar Global Markets Mid Cap Index - NR	16.13%	7.61%	9.53%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 20,673,330
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 125,138
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$20,673,330
Number of Portfolio Holdings	49
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$125,138

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	4.95%
3i Group PLC	4.80%
Ares Management LP	4.67%
HgCapital Trust PLC	4.61%
Partners Group Holding AG	4.33%
Berkshire Hathaway, Inc.	4.25%
Apollo Global Management, Inc.	4.09%
Blackstone, Inc.	3.89%
Brederode SA	3.70%
TPG, Inc.	3.25%
Total % of Top 10 Holdings	42.54%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

KKR & Co., Inc.	4.95%
3i Group PLC	4.80%
Ares Management LP	4.67%
HgCapital Trust PLC	4.61%
Partners Group Holding AG	4.33%
Berkshire Hathaway, Inc.	4.25%
Apollo Global Management, Inc.	4.09%
Blackstone, Inc.	3.89%
Brederode SA	3.70%
TPG, Inc.	3.25%
Total % of Top 10 Holdings	42.54%

*	As a percentage of net assets.

Holdings are subject to change.